Annual Fund Operating Expenses (Vanguard Intermediate-Term Corporate Bond Index Fund Retail)	Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%